DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedges [text block]	December 31, 2021 and 2022, details of cross-currency swaps that do not qualify for hedge accounting and cross-currency swaps designated as net investment hedges were as follows:

2021 Derivative's Operation Results
Bank	Maturity	Purchase Currency	Selling Currency	Notional (thousands)	Fair Value Assets	Fair Value Liability	Other Comprehensive Income	Change in OCI	Statements of Operations - Change in Fair Value
Nomura International plc	Feb-26	EUR	USD	61,526	4,652	—	(3,698)	3,699	(1,154)
Nomura International plc	Feb-26	USD	BRL	326,450	356	(8,124)	(192)	192	7,509
Morgan Stanley	Feb-26	USD	BRL	631,350	811	(16,936)	3,464	(3,464)	11,561
Morgan Stanley	Feb-26	USD	PEN	277,050	8,805	(463)	(6,390)	6,390	(1,780)
Goldman Sachs International	Feb-26	USD	BRL	1,301,000	1,368	(30,426)	480	(480)	26,198
Nomura International	Aug-22	EUR	USD	34,109	—	—	(481)	27	—
Goldman Sachs	Aug-22	MXN	USD	1,065,060	—	—	(128)	169	(48)
Goldman Sachs	Aug-22	PEN	USD	194,460	—	—	(475)	136	—
Goldman Sachs	Aug-22	BRL	USD	754,440	—	—	(7,007)	840	(1)
Morgan Stanley	Aug-22	USD	BRL	308,584	—	—	(2,987)	398	—
Morgan Stanley	Aug-22	USD	PEN	66,000	—	—	(158)	43	—
Goldman Sachs	Aug-22	USD	MXN	1,065,060	—	—	2,229	—	—
Goldman Sachs	Aug-22	USD	PEN	194,460	—	—	2,965	—	—

Total Active					15,992	(55,949)	(6,336)	6,337	42,334
Effect of derivatives terminated in 2021					—	—	(6,042)	1,613	(49)
Effect on OCI of derivatives terminated prior to 1 January					—	—	(7,467)	—	—

Total					15,992	(55,949)	(19,845)	7,950	42,285

2022 Derivative's Operation Results
Bank	Maturity	Purchase Currency	Selling Currency	Notional (thousands)	Fair Value Assets	Fair Value Liability	Other Comprehensive Income	Change in OCI	Statements of Operations - Change in Fair Value
Nomura International plc	Feb-26	EUR	USD	61,526	—	—	(3,585)	112	(1,119)
Nomura International plc	Feb-26	USD	BRL	326,450	—	(22,825)	3,253	3,445	24,444
Morgan Stanley	Feb-26	USD	BRL	651,350	—	(24,605)	3,464		30,384
Morgan Stanley	Feb-26	USD	PEN	277,050	—	(59,449)	(3,683)	2,707	(836)
Goldman Sachs International	Feb-26	USD	BRL	1,301,000	—	(20,827)	10,687	10,207	48,157

Total Active Contracts					—	(127,706)	10,136	16,471	101,030
Effect of derivatives terminated in 2022					—	—	—	—	(5,339)
Effect on OCI of derivatives terminated prior to 1 January					—	—	(13,509)	—	—

Total					—	(127,706)	(3,373)	16,471	95,691

Disclosure of detailed information about financial instruments [text block]
Details of derivative financial instruments at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021		2022
	Assets	Liabilities	Assets	Liabilities
Cross currency swaps	15,992	(55,948)	—	(127,707)
Total	15,992	(55,948)	—	(127,707)

Current portion	3,235	(29,646)	—	(51,389)
Non-current portion	12,757	(26,302)	—	(76,318)

Summary of outstanding derivatives [Table Text Block]

Counterparty	Product	Receive/Pay Currency	Coupon (*) Notional Receive	Coupon (*) Notional Pay	Receive Rate	Pay Rate	USD Principal Exchange (Feb. 2024)
Goldman Sachs	Cross Currency Swap	USD/USD	200,000,000	200,000,000	8.00%	6M Libor + 6.96%	150,000,000
		USD/BRL	200,000,000	1,101,000,000	6M Libor + 6.93%	175.91% of CDI
Morgan Stanley	Cross Currency Swap	USD/USD	100,000,000	100,000,000	8.00%	6M Libor + 6.90%	80,000,000
		USD/BRL	100,000,000	551,350,000	6M Libor + 6.90%	133.45% of CDI
Nomura	Cross Currency Swap	USD/USD	50,000,000	50,000,000	8.00%	6M Libor + 6.90%	50,000,000
		USD/BRL	50,000,000	276,450,000	6M Libor + 6.90%	188.80% of CDI
(*) Coupons settle every February/August 3rd until 2026